American Century Investments®
Quarterly Portfolio Holdings
American Century® Low Volatility ETF (LVOL)
November 30, 2024

Low Volatility ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
Curtiss-Wright Corp.	40	14,945
General Dynamics Corp.	386	109,628
		124,573
Beverages — 1.4%
Coca-Cola Co.	380	24,351
Monster Beverage Corp.(1)	409	22,548
PepsiCo, Inc.	783	127,981
		174,880
Biotechnology — 0.4%
AbbVie, Inc.	188	34,391
Amgen, Inc.	58	16,406
		50,797
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	1,722	357,987
Building Products — 0.2%
Masco Corp.	295	23,765
Capital Markets — 4.3%
Ameriprise Financial, Inc.	158	90,687
Blackrock, Inc.	76	77,733
FactSet Research Systems, Inc.	46	22,571
Moody's Corp.	222	110,996
MSCI, Inc.	35	21,337
S&P Global, Inc.	379	198,031
T. Rowe Price Group, Inc.	170	21,053
		542,408
Chemicals — 4.3%
Ecolab, Inc.	466	115,927
Linde PLC	673	310,246
Sherwin-Williams Co.	324	128,758
		554,931
Commercial Services and Supplies — 3.7%
Cintas Corp.	1,035	233,693
Republic Services, Inc.	602	131,416
Waste Management, Inc.	483	110,230
		475,339
Communications Equipment — 3.7%
Cisco Systems, Inc.	5,652	334,655
F5, Inc.(1)	81	20,278
Motorola Solutions, Inc.	224	111,933
		466,866
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	238	231,307
Walmart, Inc.	1,233	114,053
		345,360
Containers and Packaging — 0.4%
Avery Dennison Corp.	112	23,066
Packaging Corp. of America	127	31,604
		54,670

Electronic Equipment, Instruments and Components — 4.2%
Amphenol Corp., Class A	3,344	242,942
TE Connectivity PLC	1,403	212,021
Teledyne Technologies, Inc.(1)	177	85,891
		540,854
Entertainment — 0.7%
Electronic Arts, Inc.	574	93,947
Financial Services — 9.5%
Berkshire Hathaway, Inc., Class B(1)	666	321,691
Fiserv, Inc.(1)	590	130,367
Jack Henry & Associates, Inc.	105	18,499
Mastercard, Inc., Class A	636	338,950
Visa, Inc., Class A	1,291	406,768
		1,216,275
Food Products — 0.2%
Mondelez International, Inc., Class A	345	22,408
Ground Transportation — 0.1%
Landstar System, Inc.	55	10,226
Health Care Equipment and Supplies — 5.1%
Abbott Laboratories	1,446	171,741
Boston Scientific Corp.(1)	1,549	140,432
Hologic, Inc.(1)	331	26,315
Medtronic PLC	2,429	210,206
Stryker Corp.	187	73,332
Zimmer Biomet Holdings, Inc.	254	28,473
		650,499
Health Care Providers and Services — 0.1%
Chemed Corp.	16	9,158
Hotels, Restaurants and Leisure — 1.3%
Booking Holdings, Inc.	5	26,010
Hilton Worldwide Holdings, Inc.	73	18,501
McDonald's Corp.	224	66,306
Yum! Brands, Inc.	398	55,298
		166,115
Household Products — 4.1%
Colgate-Palmolive Co.	1,157	111,801
Kimberly-Clark Corp.	479	66,748
Procter & Gamble Co.	1,946	348,840
		527,389
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	716	166,778
Insurance — 3.2%
Chubb Ltd.	282	81,422
Hartford Financial Services Group, Inc.	691	85,207
Marsh & McLennan Cos., Inc.	1,029	239,994
		406,623
Interactive Media and Services — 2.9%
Alphabet, Inc., Class A	1,680	283,836
Alphabet, Inc., Class C	525	89,507
		373,343
IT Services — 6.1%
Accenture PLC, Class A	855	309,826
Amdocs Ltd.	1,796	155,749
Cognizant Technology Solutions Corp., Class A	2,306	185,610
Gartner, Inc.(1)	107	55,419

International Business Machines Corp.	241	54,806
VeriSign, Inc.(1)	125	23,397
		784,807
Machinery — 4.0%
Cummins, Inc.	83	31,128
Donaldson Co., Inc.	136	10,615
Dover Corp.	490	100,891
Graco, Inc.	111	10,110
IDEX Corp.	180	41,513
Illinois Tool Works, Inc.	372	103,238
Nordson Corp.	271	70,728
Otis Worldwide Corp.	474	48,813
Parker-Hannifin Corp.	64	44,986
Snap-on, Inc.	141	52,126
		514,148
Media — 0.4%
Comcast Corp., Class A	1,176	50,791
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	570	33,756
Johnson & Johnson	1,734	268,787
Merck & Co., Inc.	1,849	187,932
		490,475
Professional Services — 2.4%
Automatic Data Processing, Inc.	129	39,594
Broadridge Financial Solutions, Inc.	165	38,943
Paychex, Inc.	1,133	165,724
Verisk Analytics, Inc.	202	59,431
		303,692
Residential REITs — 0.2%
AvalonBay Communities, Inc.	131	30,831
Software — 12.5%
Autodesk, Inc.(1)	316	92,240
Intuit, Inc.	274	175,834
Microsoft Corp.	2,259	956,596
PTC, Inc.(1)	830	166,050
Roper Technologies, Inc.	169	95,728
Salesforce, Inc.	195	64,348
ServiceNow, Inc.(1)	42	44,077
		1,594,873
Specialized REITs — 0.6%
Public Storage	211	73,439
Specialty Retail — 3.2%
Home Depot, Inc.	751	322,277
Lowe's Cos., Inc.	320	87,177
		409,454
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	3,876	919,891
NetApp, Inc.	388	47,584
		967,475
Trading Companies and Distributors — 1.1%
Fastenal Co.	829	69,271
WW Grainger, Inc.	58	69,910
		139,181
TOTAL COMMON STOCKS (Cost $10,320,461)		12,714,357

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $54,132)	54,132	54,132
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $10,374,593)		12,768,489
OTHER ASSETS AND LIABILITIES — 0.1%		8,668
TOTAL NET ASSETS — 100.0%		$12,777,157

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.